DERIVATIVE LIABILITY AND FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Notes to Financial Statements
Schedule of fair value reconciliation
The table below provides a reconciliation of beginning and ending balances for the liabilities measured at fair value using significant unobservable inputs (Level 3).

	Down-round	Convertible Feature	Warrant	Warrant Down-round
	Protection Derivative	Derivative	Derivative	Protection Derivative	Total

Balance, March 31, 2013	$(50,545)	$(162,456)	$—	—	$(213,001)
Net Change in Fair Value	40,545	61,637	—	—	102,182
Settlement Through Modification of Gemini Note II	10,000	100,819	—	—	110,819
Fair Value at Issuance of Secured Notes	(641,113)	(2,923,370)	(1,781,592)	(616,688)	(5,962,763)

Balance at 6/30/2013	$(641,113)	$(2,923,370)	$(1,781,592)	$(616,688)	$(5,962,763)

Schedule of valuation techniques
The following table describes the valuation techniques used to calculate fair values for assets in Level 3.  There were no changes in the valuation techniques during the quarter ended June 30, 2013.

	Fair Value at	Valuation
	6/30/2013	Technique	Unobservable Input	Range

Conversion Feature Derivative and Down-round Protection Derivative (combined)
	$3,564,483	Binomial Option Pricing Model	Probability of common stock issuance at prices less than conversion prices stated in agreements	5%-65%

Warrant Derivative and Warrant Down-round Protection Derivative (combined)	$2,488,280	Binomial Option Pricing Model	Probability of common stock issuance at prices less than exercise prices stated in agreements	5%-50%

Reconciliation of liabilities measured at fair value
The table below provides a reconciliation of beginning and ending balances for the liabilities measured at fair value using significant unobservable inputs (Level 3).

	Derivative Liability	Convertible Feature Liability	Total
Balance, April 1, 2012	$—	—	—
Fair Value at Issuance	82,709	457,055	539,764
Net Change in Fair Value	122,945	1,390,292	1,513,237
Conversion of Debt	(155,109)	(1,684,891)	(1,840,000)
Balance, March 31, 2013	$50,545	$162,456	$213,001